Label	Element	Value
A, C, Y Prospectus | PACE Large Co Growth Equity Investments
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Supplement [Text Block]	ck0000930007_SupplementTextBlock

PACE Select

Prospectus Supplement

PACE® Large Co Growth Equity Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2013, as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

II.  PACE Large Co Growth Equity Investments

Risk/Return [Heading]	rr_RiskReturnHeading	PACE Large Co Growth Equity Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The section captioned "PACE Large Co Growth Equity Investments Fund summary" and sub-headed "Principal investments" beginning on page 38 of the Multi-Class Prospectus and page 36 of the Class P Prospectus is revised by replacing the second sentence of the first paragraph with the following:

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities issued by large capitalization companies. Large capitalization companies means companies with a total market capitalization within the market capitalization range of the companies in the Russell 1000® Growth Index at the time of purchase.